Advances (related party)	12 Months Ended
Sep. 30, 2013
Advance Related Party [Abstract]
Advances (related party)
Note 6 — Advances (related party)

Mr. Koji Fusa and Collabrium Advisors have paid on behalf of the Company, expenses for costs incurred for travel and other expenses relating to origination of a potential target, site visits, conferences, and investor meetings. As of September 30, 2013, the Company recorded as advances relating to these costs an aggregate of $379,906.